Principal Accounting Policies (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2015 CNY (¥) item	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2012 CNY (¥)
Revenue recognition
Number of revenue models used for online game services | item	2
Minimum period of inactivity in online points account for recognition of revenue (in days)	540 days
Revenues derived from barter transactions	¥ 0	¥ 0	¥ 0
Expenses derived from barter transactions	¥ 0	¥ 0	0
Cash, cash equivalents and time deposits
Cash at bank and demand deposits			¥ 1,458,298,000		$ 937,276	¥ 6,071,487,000		$ 312,059	¥ 2,021,453,000	¥ 1,590,769,000
PRC subsidiaries and VIEs
Cash, cash equivalents and time deposits
Cash and cash equivalent and time deposits						¥ 14,700,000,000			¥ 14,700,000,000
Percentage of cash and cash equivalent and time deposits held by PRC subsidiaries and VIEs				67.60%	67.60%	67.60%	69.20%	69.20%	69.20%
Denominated in USD
Cash, cash equivalents and time deposits
Cash at bank and demand deposits					$ 541,500	¥ 3,516,100,000		$ 25,900
Time deposits					$ 299,500	1,944,800,000		$ 637,600
Denominated in EUR
Cash, cash equivalents and time deposits
Cash at bank and demand deposits				€ 1.0		¥ 7,400,000	€ 2.1
Time deposits | €							€ 2.0
Maximum
Revenue recognition
Term of advertising service contracts	1 year
Minimum
Revenue recognition
Term of advertising service contracts	3 months